Schedule of supplemental schedule of cash paid for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	$ 22,391	$ 40,517
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	891	28,051
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	$ 21,500	$ 12,466